Short-Term Loans	12 Months Ended
Jun. 30, 2024
Bank Loans [Abstract]
SHORT-TERM LOANS

NOTE 5 — SHORT-TERM LOANS

Short-term loans represent amounts due to various banks maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or annually. The bank loans consisted of the following:

	As of June 30,
	2024	2023
Loans from financial institutions	$701,577	$138,393

On March 13, 2023, U-BX Suzhou entered into a loan agreement with Bank of Communications to obtain a loan of RMB 1,000,000 ($138,393) for a term from March 13, 2023 to March 13, 2024 at a fixed annual interest rate of 3.7%. The loan is guaranteed by a third party, Beijing Yizhuang Guoji Financing Guarantee Limited. The loan was repaid on March 13, 2024 and subsequently obtained a new loan of RMB 3,000,000 ($420,946) from the Bank of Communications on April 12, 2024, with a loan term from April 12, 2024, to April 12, 2025, at an interest rate of 3.5%.

On December 22, 2023, U-BX Beijing entered into a loan agreement with Industrial and Commercial Bank of China to obtain a loan of RMB2,000,000 ($280,631) for a term from December 22, 2023 to July 4, 2024 at a fixed annual interest rate of 2.8%. The loan was fully repaid on July 4, 2024. The loan is guaranteed by a third party, Beijing Shouchuang Financing Guarantee Limited.